Long-term Debt - Principal Payments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Long-term Debt, by Maturity [Abstract]
2017	$ 658,063
2018	115,202
2019	162,974
2020	1,794,250
2021	1,218,750
Total principal payments	3,949,239	$ 4,410,974
Less: Financing fees	(61,466)	(82,506)
Total debt	$ 3,887,773	$ 4,328,468